Summary of Significant Accounting Policies - Summary of Identities of Consolidated Subsidiaries (Details) - Image P2P Trading Group Limited [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2017 HKD ($)	Dec. 31, 2016 HKD ($)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Attributable equity interest %	100.00%	100.00%	100.00%	100.00%
Asia Grand Will Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
Attributable equity interest %	100.00%	100.00%	100.00%	100.00%
Authorized capital | $	$ 1	$ 1
Fuzhi Yuan (Shenzhen) Holdings Limited [Member]
Place of incorporation	PRC	PRC
Attributable equity interest %	100.00%	100.00%	100.00%	100.00%
Authorized capital			¥ 500,000	¥ 500,000
Jiangxi Fu Zhi Yuan Biotechnology Co., Limited [Member]
Place of incorporation	PRC	PRC
Attributable equity interest %	100.00%	100.00%	100.00%	100.00%
Authorized capital			¥ 50,000,000	¥ 50,000,000